AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Shares	Value
Common Stocks - 99.3%
Communication Services - 12.4%
Alphabet, Inc., Class A*	124,670	$17,466,267
Meta Platforms, Inc., Class A*	22,325	8,709,875

Total Communication Services		26,176,142
Consumer Discretionary - 14.3%
Amazon.com, Inc.*	64,448	10,002,330
Five Below, Inc.*	40,691	7,302,407
Lululemon Athletica, Inc. (Canada)*	9,253	4,199,196
The TJX Cos., Inc.	92,600	8,788,666

Total Consumer Discretionary		30,292,599
Consumer Staples - 3.0%
Walmart, Inc.	37,869	6,257,852
Energy - 1.7%
Valero Energy Corp.	26,243	3,645,153
Financials - 5.4%
CME Group, Inc.	30,866	6,353,458
Mastercard, Inc., Class A	11,427	5,133,351

Total Financials		11,486,809
Health Care - 7.4%
Amgen, Inc.	17,412	5,471,895
Charles River Laboratories International, Inc.*	12,024	2,600,551
Danaher Corp.	31,489	7,554,526

Total Health Care		15,626,972
Industrials - 6.5%
Rollins, Inc.	54,379	2,355,155
Veralto Corp.	36,046	2,764,368
Waste Connections, Inc. (Canada)	55,136	8,560,415

Total Industrials		13,679,938
	Shares	Value
Information Technology - 46.4%
Adobe, Inc.*	23,932	$14,784,711
Apple, Inc.	97,869	18,047,044
Enphase Energy, Inc.*	53,516	5,572,621
Microsoft Corp.	50,720	20,165,257
NVIDIA Corp.	32,822	20,194,392
Texas Instruments, Inc.	54,340	8,700,921
Workday, Inc., Class A*	35,976	10,471,534

Total Information Technology		97,936,480
Materials - 1.2%
Linde PLC	6,157	2,492,538
Real Estate - 1.0%
Public Storage, REIT	7,602	2,152,810

Total Common Stocks (Cost $162,001,865)		209,747,293
Short-Term Investments - 0.7%
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%[1]	623,067	623,067
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%[1]	934,600	934,600

Total Short-Term Investments (Cost $1,557,667)		1,557,667
Total Investments - 100.0% (Cost $163,559,532)		211,304,960
Other Assets, less Liabilities - (0.0)%#		(81,955)
Net Assets - 100.0%		$211,223,005

*	Non-income producing security.
#	Less than (0.05%).
[1]	Yield shown represents the January 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$209,747,293	—	—	$209,747,293
Short-Term Investments
Other Investment Companies	1,557,667	—	—	1,557,667
Total Investments in Securities	$211,304,960	—	—	$211,304,960

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.